UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

JUNE 30, 2006

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  AUGUST 10, 2006


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	85
Form 13F Information Table Value Total:	$479,642

List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III










            FORM 13F










   AS OF JUNE 30, 2006






                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ADTRAN INC
Common
00738A106

1,045,776
                    46,624
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP INC CMN
Common
008252108

1,621,715
                    18,664
X


Walter Harrison
X


ALCATEL SPON ADRSPONSOREDADR CMN
Common
013904305

264,394
                    20,967
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104

22,724,280
                  297,633
X


Walter Harrison
X


ALLIED CAPITAL CORPORATION CMN
Common
01903Q108

443,403
                    15,412
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103

18,060,549
                  245,956
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

4,938,990
                    60,900
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
L
Common
02364W105

413,821
                    12,442
X


Walter Harrison
X


AMERICAN EAGLE OUTFITTERS INC
Common
02553E106

783,839
                    23,027
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205

1,474,457
                  552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108

4,446,426
                  365,660
X


Walter Harrison
X


ARRIS GROUP
Common
04269Q100

656,000
                    50,000
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102

12,979,112
                  403,078
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103

228,467
                    35,698
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103

1,323,140
                    35,511
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASSA
Common
111320107

1,912,003
                    63,040
X


Walter Harrison
X


CA INC
Common
12673P105

5,168,058
                  251,487
X


Walter Harrison
X


CAPITAL CROSSING BANK CMN
Common
140071101

8,979,000
                  365,000
X


Walter Harrison
X


CAREMARK RX INC CMN
Common
141705103

14,013,370
                  280,998
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

14,170,693
                  329,551
X


Walter Harrison
X


CITIZENS COMMUNICATIONS CO CMN
Common
17453B101

5,946,885
                  455,700
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300

697,827
                    29,149
X


Walter Harrison
X


COMCAST CORPORATION
Common
20030N200

2,047,439
                    62,460
X


Walter Harrison
X


CROSSTEX ENERGY
Common
22765Y104

950,800
                    10,000
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102

6,496,204
                  304,700
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108

19,834,486
                  229,115
X


Walter Harrison
X


FAIRFAX FINANCIAL HOLDINGS LTD
Preferred
26926Q108

-
                      2,000
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109

9,140,491
                  190,031
X


Walter Harrison
X


FIRST REPUBLIC BANK CMN
Common
336158100

15,804,435
                  345,075
X


Walter Harrison
X


FOOT LOCKER
Common
344849104

984,498
                    40,200
X


Walter Harrison
X


FOUNDATION COAL HOLDINGS
Common
35039W100

706,719
                    15,059
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107

24,956,447
                  500,029
X


Walter Harrison
X


GLOBAL CROSSING LTD
Common
G3921A175

1,170,670
                    65,879
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508

393,751
                          939
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

6,037,274
                    84,817
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100

3,672,739
                  961,450
X


Walter Harrison
X


HOME DEPOT INC CMN
Common
437076102

1,658,151
                    46,330
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC
Common
45811E301

609,493
                    34,888
X


Walter Harrison
X


INTUITIVE SURGICAL, INC. CMN
Common
46120E602

553,495
                      4,813
X


Walter Harrison
X


ITLA CAP CORP CMN
Common
450565106

14,349,082
                  272,900
X


Walter Harrison
X


LABORATORY CORPORATION OF AMERCMN
Common
50540R409

2,622,621
                    42,144
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109

2,026,284
                  167,600
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101

538,984
                    25,069
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309

10,653,080
                  517,894
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CMN SERIES A
Common
53071M104

4,275,164
                  247,692
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES C
Common
53071M302

4,149,714
                    49,537
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON CMN
Common
542307103

3,811,219
                  145,300
X


Walter Harrison
X


MASSEY ENERGY CORP
Common
576206106

10,195,200
                  283,200
X


Walter Harrison
X


METTLER-TOLEDO INTL
Common
592688105

10,166,675
                  167,850
X


Walter Harrison
X


MICROSOFT CORPORATION
Common
594918104

8,696,725
                  373,250
X


Walter Harrison
X


MORGAN STANLEY CMN
Common
617446448

2,680,989
                    42,414
X


Walter Harrison
X


MOTIVE INC
Common
61980V107

551,353
                  164,583
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103

4,606,240
                  278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

6,001,499
                  312,904
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201

1,316,924
                    23,358
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC CMN
Common
659424105

16,343,029
                  541,698
X


Walter Harrison
X


OCWEN FINANCIAL CORP CMN
Common
675746101

8,226,484
                  647,245
X


Walter Harrison
X


PACIFIC SUNWEAR OF CALIFORNIA
Common
694873100

2,373,107
                  132,354
X


Walter Harrison
X


PEABODY ENERGY CORP
Common
704549104

708,750
                    12,713
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104

9,460,548
                  285,300
X


Walter Harrison
X


PFIZER INC
Common
717081103

7,416,520
                  316,000
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

1,747,950
                    54,200
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

711,280
                    15,326
X


Walter Harrison
X


PRICE COMMUNICATIONS CORP NEW CMN
Common
741437305

1,888,705
                  111,428
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101

27,026,267
                  938,738
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

424,982
                    10,606
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101

14,425,506
                  233,498
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305

1,120,719
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402

17,676,411
                  361,999
X


Walter Harrison
X


RESEARCH IN MOTION
Common
760975102

941,895
                    13,500
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A CMN CLASSA
Common
761695105

18,239,081
                  594,688
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

1,141,821
                  248,222
X


Walter Harrison
X


SKYWORKS SOLUTIONS
Common
83088M102

104,029
                    18,880
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT CMN
Common
831758107

2,367,828
                  521,548
X


Walter Harrison
X


TD AMERITRADE HOLDING CORP
Common
87236Y108

1,454,194
                    98,190
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

68,808
                    11,545
X


Walter Harrison
X


TERADYNE INC CMN
Common
880770102

1,093,923
                    78,530
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209

4,741,627
                  150,099
X


Walter Harrison
X


THOMAS WEISEL PARTNERS GRP
Common
884481102

705,271
                    37,100
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105

2,546,318
                  147,186
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304

6,497,028
                  210,396
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

5,709,450
                  127,500
X


Walter Harrison
X


WELLPOINT INC CMN
Common
94973V107

1,073,066
                    14,746
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108

7,274,406
                  226,617
X


Walter Harrison
X


YRC WORLDWIDE INC
Common
984249102

12,182,423
                  289,300
X


Walter Harrison
X














Total Market Value


479,642,476








